Long-Term Debts - Schedule of Contractual Maturities of the Group’s Long-Term Debts (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 243,557	$ 428,702
1 – 2 years	141,134	147,686
2 – 3 years	141,134	147,686
3 – 4 years	141,134	147,686
4 – 5 years	141,134	147,686
Over 5 years	169,487	248,817
Total	$ 977,580	$ 1,268,263